1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

ADAM T. TEUFEL

adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

October 3, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford Funds Exchange-Traded Trust (the “Registrant”) (SEC File Nos. 333-215165 and 811-23222)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and Statement of Additional Information being used in connection with the offering of shares of Hartford Total Return Bond ETF, a new series of the Registrant, under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.                                      that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s registration statement (the “Amendment”) filed on September 15, 2017; and

2.                                      that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 15, 2017.

No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc: Alice A. Pellegrino

John V. O’Hanlon